Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

Cash	$227.9
Accounts Receivable	451.4
Other Current Assets	166.2
Property, Plant & Equipment	11,755.0
Intangibles	5,700.0
Goodwill	7,013.5
Other Assets	581.9
Accounts Payable	1,370.9
Other Liabilities	540.5
Amount Due Related Party	3,000.0
Mortgages Payable	3,784.6

Cash	$92.9
Prepaid Expenses	178.2
In Process R&D	9,400.0
Goodwill	4,104.5
Accounts Payable & Accrued Liabilities	1,177.1
Deferred Tax Liability	3,774.7
Amount Due Related Party	340.4

Schedule Of Consolidated Proforma Financial Information [Table Text Block]

	Year Ended December 31,		Year Ended December 31,
	2011	2011	2010	2010
	(As Reported)	(Pro Forma)	(As Reported)	(Pro Forma)

Revenues	$10,050	$10,322	$181	$12,549
Cost of revenues	8,647	8,923	—	8,739
Gross profit	1,403	1,400	181	3,810
Research and development	7,721	7,964	6,008	6,205
Selling, general, and administrative	27,687	29,473	19,468	26,511
Goodwill impairment	—	—	558	558
Operating loss	(34,005)	(36,037)	(25,854)	(29,464)
Other income (expense), net	(562)	(548)	44	(363)
Net loss from continuing operations	(34,566)	(36,586)	(25,809)	(29,827)
(Loss) income from discontinued operations - net	(22,017)	(22,017)	6,412	6,412
Net loss	(56,583)	(58,602)	(19,397)	(23,415)
Less – net income attributable to noncontrolling interests	(9,448)	(9,448)	3,909	3,909
Preferred dividends	640	640	238	238
Net loss attributable to NeoStem, Inc. common shareholders	$(47,774)	$(49,794)	$(23,544)	$(27,561)
Basic and diluted loss per share	$(0.54)	$(0.53)	$(0.46)	$(0.40)
Weighted average common shares outstanding	88,599	93,793	51,632	68,076